Long-Term Debt - Revolvers - Additional Information (Details) $ in Thousands, kr in Billions	3 Months Ended		6 Months Ended
	Jun. 30, 2019 USD ($) credit_facility term_loan	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($) vessel subsidiary credit_facility term_loan	Jun. 30, 2018 USD ($)	Jun. 30, 2019 NOK (kr) credit_facility term_loan	Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
Foreign currency exchange (loss) gain (notes 8 and 11)	$ (7,243)	$ 8,443	$ (7,974)	$ 7,170
Weighted-average interest rate for the Partnership's long-term debt outstanding	4.40%		4.40%		4.40%	4.44%
Line of credit facility, borrowing capacity, reduction for remainder of year	$ 70,000		$ 70,000
Line of credit facility, borrowing capacity, reduction in year two	566,200		566,200
Line of credit facility, borrowing capacity, reduction in year three	411,100		411,100
Line of credit facility, borrowing capacity, reduction in year four	91,900		91,900
Line of credit facility, borrowing capacity, reduction in year five	214,000		214,000
Aggregate annual long-term debt principal repayments, thereafter	$ 528,400		$ 528,400
Number of subsidiaries | subsidiary			2
Number of term loans | term_loan	7		7		7
Total principal	$ 1,881,562		$ 1,881,562			$ 1,987,558
Long-term debt	$ 1,867,668		$ 1,867,668			1,969,776
Minimum [Member]
Debt Instrument [Line Items]
Variable interest rate on debt			0.30%
Maximum [Member]
Debt Instrument [Line Items]
Variable interest rate on debt			3.25%
Unsecured Debt
Debt Instrument [Line Items]
Number of credit facilities | credit_facility	1		1		1
Total principal	$ 357,454		$ 357,454			352,973
Senior unsecured bonds issued | kr					kr 3.1
First-priority Mortgages
Debt Instrument [Line Items]
Number Of Vessels | vessel			2
Revolving Credit Facilities
Debt Instrument [Line Items]
Number of credit facilities | credit_facility	2		2		2
Line of credit facility, borrowing capacity, reduction for remainder of year	$ 11,300		$ 11,300
Line of credit facility, borrowing capacity, reduction in year two	248,400		248,400
Line of credit facility, borrowing capacity, reduction in year three	24,400		24,400
Line of credit facility, borrowing capacity, reduction in year four	105,400		105,400
Revolving Credit Facilities | Line of Credit
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	389,500		389,500			400,600
Undrawn amount of revolving credit facilities	$ 212,500		$ 212,500			$ 175,600
Revolving Credit Facilities | Line of Credit | LIBOR | Minimum [Member]
Debt Instrument [Line Items]
Variable interest rate on debt			1.40%
Revolving Credit Facilities | Line of Credit | LIBOR | Maximum [Member]
Debt Instrument [Line Items]
Variable interest rate on debt			2.25%